Net Loss per Share Attributable to Common Stockholders - Summary of Computation of basic and Diluted net loss per share attributable to common stockholders (Detail) - USD ($)
$ / shares in Units, $ in Thousands
	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net loss attributable to common stockholders	$ (106,511)	$ (52,237)	$ (114,164)	$ (110,349)
Weighted-average shares outstanding	32,239,448	29,040,833	30,066,847	26,839,662
Net loss per share attributable to common stockholders, basic and diluted	$ (3.30)	$ (1.80)	$ (3.80)	$ (4.11)